Schedule II (Allowance for Doubtful Accounts) (Details) (Allowance for Doubtful Accounts, Current, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts, Current
Allowances for Doubtful Accounts Receivable Rollforward
Balance at beginning of period	$ 6,405	$ 9,497	$ 9,619
Charged to costs and expenses	14,041	2,877	2,161
Total additions	14,041	2,877	2,161
Write-offs	1,736	5,102	1,651
Foreign exchange and other, net	(318)	867	632
Total deductions	1,418	5,969	2,283
Balance at end of period	$ 19,028	$ 6,405	$ 9,497